As filed with the Securities and Exchange Commission on December 16, 2015

Registration Nos. 333-28339; 811-08239

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 91	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 93	☒

ProFunds

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Avenue, Suite 1000E

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 497-6400

With copy to:

Michael L. Sapir

ProShare Advisors LLC

7501 Wisconsin Avenue, Suite 1000E

Bethesda, MD 20814

(Name and Address of Agent for Service)

With copy to:

John Loder, Esq. c/o Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600	Richard F. Morris ProFund Advisors LLC 7501 Wisconsin Avenue, Suite 1000E Bethesda, MD 20814

(Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, ProFunds certifies that it has met all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Bethesda, Maryland on December 16, 2015.

PROFUNDS

/s/ Todd B. Johnson
Todd B. Johnson, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Michael L. Sapir Michael L. Sapir*	Trustee, Chairman	December 16, 2015

/s/ Russell S. Reynolds, III Russell S. Reynolds, III*	Trustee	December 16, 2015

/s/ Michael C. Wachs Michael C. Wachs*	Trustee	December 16, 2015

/s/ William D. Fertig William D. Fertig*	Trustee	December 16, 2015

/s/ Todd B. Johnson Todd B. Johnson	President	December 16, 2015

/s/ Christopher E. Sabato Christopher E. Sabato	Treasurer	December 16, 2015

*By:	/s/ Richard F. Morris
Richard F. Morris As Attorney-in-fact December 16, 2015

POWER OF ATTORNEY

Michael L. Sapir, whose signature appears below, does hereby constitute and appoint Richard F. Morris and Robert J. Borzone, Jr., each individually, his true and lawful attorney-in-fact and agent (each an “Attorney-in-Fact”) with power of substitution or resubstitution, in any and all capacities in the furtherance of the business and affairs of ProFunds, Access One Trust and ProShares Trust (each a “Trust” and collectively the “Trusts”): (i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Investment Company Act of 1940 and the Securities and Exchange Act of 1933 (together the “Acts”), and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any Trust Registration Statement on Form N-1A or N-14 pursuant to the Acts, and any and all amendments thereto; and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, the Trusts.

The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as the undersigned might or could do in person, and hereby ratifies and confirms all that said Attorneys-in-Fact, individually or collectively, may lawfully do or cause to be done by virtue hereof.

By signing this Power of Attorney, I hereby revoke and rescind any earlier Power of Attorney signed by me in connection with my role as a Trustee of the Trusts. This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to all Attorneys-in-Fact named above if the undersigned ceases to be a Trustee of the Trusts.

Dated: December 7, 2015

/s/ Michael L. Sapir
Michael L. Sapir

POWER OF ATTORNEY

Michael C. Wachs, whose signature appears below, does hereby constitute and appoint Richard F. Morris and Robert J. Borzone, Jr., each individually, his true and lawful attorney-in-fact and agent (each an “Attorney-in-Fact”) with power of substitution or resubstitution, in any and all capacities in the furtherance of the business and affairs of ProFunds, Access One Trust and ProShares Trust (each a “Trust” and collectively the “Trusts”): (i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Investment Company Act of 1940 and the Securities and Exchange Act of 1933 (together the “Acts”), and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any Trust Registration Statement on Form N-1A or N-14 pursuant to the Acts, and any and all amendments thereto; and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, the Trusts.

The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as the undersigned might or could do in person, and hereby ratifies and confirms all that said Attorneys-in-Fact, individually or collectively, may lawfully do or cause to be done by virtue hereof.

By signing this Power of Attorney, I hereby revoke and rescind any earlier Power of Attorney signed by me in connection with my role as a Trustee of the Trusts. This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to all Attorneys-in-Fact named above if the undersigned ceases to be a Trustee of the Trusts.

Dated: December 7, 2015

/s/ Michael C. Wachs
Michael C. Wachs

POWER OF ATTORNEY

Russell S. Reynolds, III, whose signature appears below, does hereby constitute and appoint Richard F. Morris and Robert J. Borzone, Jr., each individually, his true and lawful attorney-in-fact and agent (each an “Attorney-in-Fact”) with power of substitution or resubstitution, in any and all capacities in the furtherance of the business and affairs of ProFunds, Access One Trust and ProShares Trust (each a “Trust” and collectively the “Trusts”): (i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Investment Company Act of 1940 and the Securities and Exchange Act of 1933 (together the “Acts”), and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any Trust Registration Statement on Form N-1A or N-14 pursuant to the Acts, and any and all amendments thereto; and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, the Trusts.

The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as the undersigned might or could do in person, and hereby ratifies and confirms all that said Attorneys-in-Fact, individually or collectively, may lawfully do or cause to be done by virtue hereof.

By signing this Power of Attorney, I hereby revoke and rescind any earlier Power of Attorney signed by me in connection with my role as a Trustee of the Trusts. This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to all Attorneys-in-Fact named above if the undersigned ceases to be a Trustee of the Trusts.

Dated: December 7, 2015

/s/ Russell S. Reynolds, III
Russell S. Reynolds, III

POWER OF ATTORNEY

William D. Fertig, whose signature appears below, does hereby constitute and appoint Richard F. Morris and Robert J. Borzone, Jr., each individually, his true and lawful attorney-in-fact and agent (each an “Attorney-in-Fact”) with power of substitution or resubstitution, in any and all capacities in the furtherance of the business and affairs of ProFunds, Access One Trust and ProShares Trust (each a “Trust” and collectively the “Trusts”): (i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Investment Company Act of 1940 and the Securities and Exchange Act of 1933 (together the “Acts”), and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any Trust Registration Statement on Form N-1A or N-14 pursuant to the Acts, and any and all amendments thereto; and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, the Trusts.

The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as the undersigned might or could do in person, and hereby ratifies and confirms all that said Attorneys-in-Fact, individually or collectively, may lawfully do or cause to be done by virtue hereof.

By signing this Power of Attorney, I hereby revoke and rescind any earlier Power of Attorney signed by me in connection with my role as a Trustee of the Trusts. This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to all Attorneys-in-Fact named above if the undersigned ceases to be a Trustee of the Trusts.

Dated: December 7, 2015

/s/ William D. Fertig
William D. Fertig

Exhibit Index

EXHIBIT NUMBER	DESCRIPTION

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase